Fair Value Hierarchy - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant
Liabilities:
Warrant Liability	$ 94,768,000	$ 76,423,000
Warrant | Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant Liability	0	0
Warrant | Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant Liability	0	0
Warrant | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability	94,768,000	76,423,000
Warrant | Recurring
Liabilities:
Warrant Liability		76,423,000	$ 29,820,000
Warrant | Recurring | Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant Liability		0	0
Warrant | Recurring | Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant Liability		0	0
Warrant | Recurring | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability		76,423,000	29,820,000
ADIT EDTECH ACQUISITION CORP [Member] | Recurring
Liabilities:
Liabilities, fair value	523,440	459,236	5,044,441
ADIT EDTECH ACQUISITION CORP [Member] | Recurring | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	523,440	459,236	5,044,441
ADIT EDTECH ACQUISITION CORP [Member] | Warrant liability - Private Placement Warrants | Recurring
Liabilities:
Liabilities, fair value	523,440	459,236	5,044,441
ADIT EDTECH ACQUISITION CORP [Member] | Warrant liability - Private Placement Warrants | Recurring | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	$ 523,440	$ 459,236	$ 5,044,441